Trading portfolio	12 Months Ended
Dec. 31, 2021
Net assets (liabilities) [abstract]
Trading portfolio	Trading portfolio
Accounting for trading portfolio assets and liabilities
In accordance with IFRS 9, all assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Trading portfolio assets		Trading portfolio liabilities
	2021	2020	2021	2020
	£m	£m	£m	£m
Debt securities and other eligible bills	50,864	56,482	(34,957)	(30,102)
Equity securities	83,113	62,192	(19,212)	(17,303)
Traded loans	12,525	8,348	—	—
Commodities	533	928	—	—
Trading portfolio assets/(liabilities)	147,035	127,950	(54,169)	(47,405)